Notes Payable (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) RenewalOption	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Apr. 02, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jul. 31, 2018 USD ($)	May 31, 2017 USD ($)	Sep. 30, 2016 USD ($)
Maturities of Long-Term Borrowings [Abstract]
2019					$ 2,000
2020	$ 2,000				8,195
2021	154,500				137,305
2022	10,996				10,996
2023	0				0
2024	0
Long-term borrowings	167,496				158,496
MSR Financing Facility [Member]
Debt Instruments [Abstract]
Maximum borrowing amount	$ 100,000				96,500				$ 25,000
Debt instrument term of variable rate	1 month
Debt instrument conversion term	3 years
Period of variable spread rate basis on interest rate swap	1 year
Debt instrument maturity date	Dec. 20, 2020
Maturities of Long-Term Borrowings [Abstract]
2019					0
2020					6,195
2021					90,305
2022					0
2023					0
Long-term borrowings					96,500
Fannie Mae MSR Financing Facility [Member]
Debt Instruments [Abstract]
Maximum borrowing amount			$ 200,000
Debt instrument term	24 months
Debt instrument term of variable rate	1 month
Debt instrument committed line of credit			$ 100,000
Debt instrument term of additional extension	12 months
Maturities of Long-Term Borrowings [Abstract]
2020	$ 0
2021	97,000
2022	0
2023	0
2024	0
Long-term borrowings	$ 97,000
MSR Term Facility [Member]
Debt Instruments [Abstract]
Maximum borrowing amount								$ 20,000
Interest rate on loans payable								6.18%
Debt instrument, amortization period	10 years
Debt instrument maturity date	May 18, 2022
Additional borrowing capacity		$ 10,000
Maturities of Long-Term Borrowings [Abstract]
2019					2,000
2020	$ 2,000				2,000
2021	2,000				2,000
2022	10,996				10,996
2023	0				0
2024	0
Long-term borrowings	$ 14,996				16,996
MSR Revolver [Member]
Debt Instruments [Abstract]
Maximum borrowing amount				$ 100,000		$ 45,000	$ 25,000
Debt instrument term	364 days
Debt instrument term of variable rate	1 month
Debt instrument, amortization period	24 months
Number of Borrowers option renewals | RenewalOption	2
Term out feature of credit facility	1 year
Additional borrowing capacity							$ 5,000
Maturities of Long-Term Borrowings [Abstract]
2019					0
2020	$ 0
2021	55,500				0
2022	0				45,000
2023	0				0
2024	0				0
Long-term borrowings	$ 55,500				$ 45,000